Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Operating lease expense and supplemental cash flow information related to operating leases
Supplemental cash flow information related to operating leases was as follows:

	For the years ended December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Cash payments for operating leases	4,238	3,014	437
ROU assets obtained in exchange for operating lease liabilities	4,434	2,559	371

Schedule of future lease payments under operating leases
Future lease payments under operating leases as of December 31, 2022 were as follows:

	Operating leases
	RMB	US$
	(In millions)
Year ending December 31,
2023	2,870	416
2024	2,230	323
2025	1,424	206
2026	889	129
2027	442	64
Thereafter	444	64

Total future lease payments	8,299	1,202
Less: Imputed interest	680	98

Total lease liability balance	7,619	1,104